Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Non-capital losses carried forward	$ 16,716	$ 10,050	$ 1,530,460
Lease liabilities		57,120
Convertible debt			(1,530,460)
Equipment	(16,716)	(10,050)
Right of use assets and lease obligations		(57,120)
Net deferred tax asset